Cash and cash equivalents and investment securities - Summary of Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 134	$ 139
Investment in debt securities	27	29
Non-current investments	161	168
Investment in debt securities	306	221
Current investments	$ 306	$ 221